Earnings Per Share - Schedule of Earnings Per Share (Detail) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net Income for the Year Attributable to Parent Company´s Owners	$ 1,763,971,045	$ 797,156,007	$ 357,608,923
Weighted Average Ordinary Shares (in shares)	1,483,089	1,474,692	1,474,692
Earnings per Share - Basic (in ars per share)	$ 1,189.39	$ 540.56	$ 242.50
Earnings per Share - Diluted (in ars per share)	$ 1,189.39	$ 540.56	$ 242.50